Stockholders' Equity (Tables)	12 Months Ended
Jul. 31, 2016
Equity [Abstract]
Schedule of Warrant Activity

A summary of our warrant activity and related data is as follows:

Shares
Outstanding at July 31, 2014	849,012
Issued	4,652,312
Exercised	(413,332)
Expired	(52,836)
Outstanding at July 31, 2015	5,035,156
Issued	20,376,219
Exercised	(2,898,670)
Expired/Cancelled	(15,456,279)
Outstanding at July 31, 2016	7,056,426

Schedule of Warrants Outstanding

The following table summarizes information related to warrants outstanding at July 31, 2016:

Expiration	Exercise
Date	Price	Shares
12/14/16	$3.61	25,000
12/24/16	$0.20	9,709
02/24/17	$1.00	100,000
09/17/17	$1.38	113,520
01/24/18	$0.83	375,000
08/29/19	$0.75	4,210,980
11/23/20	$0.45	2,222,217
		7,056,426

Schedule of Restricted Stock Activity

A summary of our restricted stock unit activity and related data is as follows:

Shares
Outstanding at July 31, 2014	4,825,000
Granted	600,000
Vested	(1,715,000)
Forfeited	(500,000)
Outstanding at July 31, 2015	3,210,000
Granted	1,272,500
Vested	(2,075,000)
Forfeited	(1,122,500)
Outstanding at July 31, 2016	1,285,000